Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 29,680,000	$ 220,880,000	$ 11,860,000	$ 11,700,000	$ 300,000	$ 274,420,000
CANADA | GOVERNMENT OF CANADA [Member]
Total			120,000			120,000
CANADA | PROVINCE OF ALBERTA [Member]
Total		99,170,000	6,960,000	3,020,000		109,150,000
CANADA | PROVINCE OF SASKATCHEWAN [Member]
Total		35,330,000	2,990,000	5,840,000		44,160,000
CANADA | BRAZEAU COUNTY [Member]
Total	260,000					260,000
CANADA | CLEARWATER COUNTY [Member]
Total	220,000					220,000
CANADA | COUNTY OF VERMILION RIVER NO. 24 [Member]
Total	400,000					400,000
CANADA | COUNTY OF WETASKIWIN NO. 10 [Member]
Total	370,000					370,000
CANADA | PONOKA COUNTY [Member]
Total	80,000		230,000			310,000
CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO. 87 [Member]
Total	430,000					430,000
CANADA | MUNICIPAL DISTRICT OF SMOKY RIVER NO.130 [Member]
Total	440,000					440,000
CANADA | NORTHERN SUNRISE COUNTY [Member]
Total	5,580,000					5,580,000
CANADA | RURAL MUNICIPALITY OF ANTELOPE PARK NO. 322 [Member]
Total	160,000					160,000
CANADA | RURAL MUNICIPALITY OF BRITANNIA NO. 502 [Member]
Total	780,000					780,000
CANADA | RURAL MUNICIPALITY OF CHESTERFIELD NO. 261 [Member]
Total	300,000					300,000
CANADA | RURAL MUNICIPALITY OF ELDON NO. 471 [Member]
Total	600,000					600,000
CANADA | RURAL MUNICIPALITY OF FRENCHMAN BUTTE NO. 51 [Member]
Total	300,000					300,000
CANADA | RURAL MUNICIPALITY OF HILLSDALE NO. 440 [Member]
Total	1,890,000					1,890,000
CANADA | RURAL MUNICIPALITY OF KINDERSLEY NO.290 [Member]
Total	1,680,000		450,000		150,000	2,280,000
CANADA | RURAL MUNICIPALITY OF MONET NO. 257 [Member]
Total	1,450,000		500,000			1,950,000
CANADA | RURAL MUNICIPALITY OF MOUNTAIN VIEW NO. 318 [Member]
Total	100,000					100,000
CANADA | RURAL MUNICIPALITY OF OAKDALE NO. 320 [Member]
Total	1,830,000					1,830,000
CANADA | RURAL MUNICIPALITY OF PRAIRIEDALE NO. 321 [Member]
Total	620,000					620,000
CANADA | RURAL MUNICIPALITY OF PROGRESS NO. 351 [Member]
Total	850,000					850,000
CANADA | RURAL MUNICIPALITY OF SNIPE LAKE NO. 259 [Member]
Total	1,000,000				$ 150,000	1,150,000
CANADA | RURAL MUNICIPALITY OF WILTON NO. 472 [Member]
Total	290,000					290,000
CANADA | RURAL MUNICIPALITY OF WINSLOW NO.319 [Member]
Total	140,000					140,000
CANADA | SPECIAL AREAS BOARD [Member]
Total	490,000					490,000
CANADA | STURGEON COUNTY [Member]
Total	390,000					390,000
CANADA | TOWN OF RIMBEY [Member]
Total			180,000			180,000
CANADA | METIS SETTLEMENTS GENERAL COUNCIL [Member]
Total		4,580,000				4,580,000
CANADA | PEAVINE METIS SETTLEMENT ASSOCIATION [Member]
Total	110,000	10,700,000	$ 430,000	$ 2,840,000		14,080,000
UNITED STATES | KARNES COUNTY [Member]
Total	4,090,000					4,090,000
UNITED STATES | STATE OF TEXAS [Member]
Total	3,600,000	$ 71,100,000				74,700,000
UNITED STATES | LAVACA COUNTY [Member]
Total	530,000					530,000
UNITED STATES | DIMMIT COUNTY [Member]
Total	$ 700,000					$ 700,000